UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

February 28, 2018

SDI-QTLY-0418
1.814104.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 11.7%
	Principal Amount	Value
Convertible Bonds - 8.0%
CONSUMER DISCRETIONARY - 1.5%
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21	$1,194,000	$1,537,131
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Corp. 5% 10/1/24	4,860,000	9,428,837
Household Durables - 0.0%
M/I Homes, Inc. 3% 3/1/18	3,450,000	3,450,000
Internet & Direct Marketing Retail - 0.3%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	2,980,000	2,869,978
The Booking Holdings, Inc.:
0.35% 6/15/20	4,880,000	7,627,440
0.9% 9/15/21	2,600,000	3,215,940
		13,713,358
Media - 1.0%
DISH Network Corp. 3.375% 8/15/26	23,116,000	23,256,199
Liberty Media Corp.:
1% 1/30/23 (a)	5,860,000	6,357,145
1.375% 10/15/23	10,385,000	12,227,299
3.5% 1/15/31	2,773,000	1,653,914
Live Nation Entertainment, Inc. 2.5% 5/15/19	3,090,000	4,130,712
		47,625,269
TOTAL CONSUMER DISCRETIONARY		75,754,595
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Vector Group Ltd. 2.5% 1/15/19 (b)	3,753,000	5,247,392
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	6,760,000	5,560,100
Oil States International, Inc. 1.5% 2/15/23 (a)	900,000	862,394
		6,422,494
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.5% 9/15/26	7,725,000	6,636,470
Oasis Petroleum, Inc. 2.625% 9/15/23	1,150,000	1,184,898
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	5,430,000	4,927,763
SM Energy Co. 1.5% 7/1/21	2,580,000	2,450,435
Teekay Corp. 5% 1/15/23 (a)	1,030,000	982,903
		16,182,469
TOTAL ENERGY		22,604,963
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
IAC Financeco, Inc. 0.875% 10/1/22 (a)	2,680,000	3,109,829
Insurance - 0.0%
FNF Group 4.25% 8/15/18	700,000	2,153,410
TOTAL FINANCIALS		5,263,239
HEALTH CARE - 0.7%
Biotechnology - 0.3%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,700,000	1,557,278
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	1,000,000	959,520
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	2,610,000	2,453,400
1.5% 10/15/20	4,450,000	4,917,250
Clovis Oncology, Inc. 2.5% 9/15/21	800,000	981,501
Exact Sciences Corp. 1% 1/15/25	1,000,000	906,875
Flexion Therapeutics, Inc. 3.375% 5/1/24 (a)	2,090,000	2,520,484
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	1,500,000	1,682,468
		15,978,776
Health Care Equipment & Supplies - 0.1%
DexCom, Inc. 0.75% 5/15/22 (a)	2,000,000	1,860,408
Hologic, Inc. 2% 3/1/42 (c)	1,350,000	1,675,350
Insulet Corp. 1.375% 11/15/24 (a)	1,780,000	1,867,421
		5,403,179
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc. 2.75% 6/15/18	3,210,000	3,185,925
Molina Healthcare, Inc. 1.625% 8/15/44	1,260,000	1,643,646
		4,829,571
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. 3% 12/1/19	2,190,000	2,496,961
Dermira, Inc. 3% 5/15/22 (a)	800,000	870,837
Jazz Investments I Ltd.:
1.5% 8/15/24 (a)	1,350,000	1,282,565
1.875% 8/15/21	2,480,000	2,539,956
Theravance Biopharma, Inc. 3.25% 11/1/23	1,200,000	1,266,421
		8,456,740
TOTAL HEALTH CARE		34,668,266
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,240,000	1,534,562
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23 (a)	750,000	741,802
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	1,680,000	2,147,210
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (a)	900,000	1,014,708
Greenbrier Companies, Inc. 2.875% 2/1/24	1,390,000	1,609,316
Meritor, Inc. 3.25% 10/15/37 (a)	610,000	648,209
Navistar International Corp. New 4.75% 4/15/19	2,750,000	2,850,166
Trinity Industries, Inc. 3.875% 6/1/36	2,600,000	3,547,232
		9,669,631
TOTAL INDUSTRIALS		14,093,205
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	1,855,000	2,115,208
Liberty Interactive LLC 1.75% 9/30/46 (a)	3,090,000	3,558,249
Lumentum Holdings, Inc. 0.25% 3/15/24 (a)	830,000	1,013,732
		6,687,189
Internet Software & Services - 1.0%
Akamai Technologies, Inc. 0% 2/15/19	6,990,000	7,033,618
Carbonite, Inc. 2.5% 4/1/22 (a)	2,180,000	2,811,282
Coupa Software, Inc. 0.375% 1/15/23 (a)	1,510,000	1,787,085
Gogo, Inc. 3.75% 3/1/20	4,240,000	3,685,518
Nutanix, Inc. 0% 1/15/23 (a)	1,400,000	1,438,870
Pandora Media, Inc. 1.75% 12/1/20	2,630,000	2,370,945
Quotient Technology, Inc. 1.75% 12/1/22 (a)	830,000	860,710
Twitter, Inc. 1% 9/15/21	13,583,000	12,884,834
VeriSign, Inc. 3.25% 8/15/37 (b)	2,075,000	7,007,493
Web.com Group, Inc. 1% 8/15/18	990,000	975,150
Yahoo!, Inc. 0% 12/1/18	5,680,000	8,117,708
		48,973,213
IT Services - 0.2%
Square, Inc. 0.375% 3/1/22 (a)	4,630,000	9,539,189
Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp.:
2% 2/1/23 (a)	370,000	405,821
4.5% 1/15/22	1,000,000	1,436,214
Intel Corp. 3.25% 8/1/39	5,770,000	13,732,831
Microchip Technology, Inc.:
1.625% 2/15/25	4,590,000	7,988,330
1.625% 2/15/27 (a)	12,170,000	14,299,142
Micron Technology, Inc. 3% 11/15/43	11,980,000	20,237,155
NXP Semiconductors NV 1% 12/1/19	3,020,000	3,886,375
ON Semiconductor Corp. 1.625% 10/15/23 (a)	10,530,000	14,127,438
Rambus, Inc. 1.375% 2/1/23 (a)	840,000	806,670
		76,919,976
Software - 1.0%
BroadSoft, Inc. 1% 9/1/22	1,400,000	2,075,500
Citrix Systems, Inc. 0.5% 4/15/19	3,740,000	4,972,020
Everbridge, Inc. 1.5% 11/1/22	670,000	772,333
FireEye, Inc. 1.625% 6/1/35	4,260,000	3,948,202
Nice Systems, Inc. 1.25% 1/15/24	1,980,000	2,501,722
Nuance Communications, Inc.:
1% 12/15/35	4,280,000	4,085,667
1.25% 4/1/25 (a)	3,930,000	3,956,685
Red Hat, Inc. 0.25% 10/1/19	2,650,000	5,307,290
Salesforce.com, Inc. 0.25% 4/1/18	5,870,000	10,135,353
ServiceNow, Inc. 0% 11/1/18	1,650,000	3,582,257
Workday, Inc. 1.5% 7/15/20	3,840,000	6,153,101
		47,490,130
TOTAL INFORMATION TECHNOLOGY		189,609,697
MATERIALS - 0.3%
Metals & Mining - 0.3%
Allegheny Technologies, Inc. 4.75% 7/1/22	2,450,000	4,808,022
Cliffs Natural Resources, Inc. 1.5% 1/15/25	7,870,000	8,561,891
Endeavour Mining Corp. 3% 2/15/23 (a)	1,760,000	1,837,088
		15,207,001
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Extra Space Storage LP 3.125% 10/1/35 (a)	11,340,000	12,373,618
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	2,930,000	2,864,087
NRG Yield, Inc.:
3.25% 6/1/20 (a)	4,390,000	4,366,189
3.5% 2/1/19 (a)	8,490,000	8,339,014
		15,569,290

TOTAL CONVERTIBLE BONDS		390,391,266

Nonconvertible Bonds - 3.7%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,000,000	1,065,000
Media - 0.4%
Altice SA 7.625% 2/15/25 (a)	1,000,000	880,000
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (a)	15,000,000	14,418,750
Viacom, Inc. 6.25% 2/28/57 (b)	3,500,000	3,596,950
		18,895,700
TOTAL CONSUMER DISCRETIONARY		19,960,700
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Albertsons, Inc. 7.45% 8/1/29	8,725,000	7,241,750
Food Products - 0.0%
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)(d)	2,000,000	1,990,000
TOTAL CONSUMER STAPLES		9,231,750
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Ensco PLC 7.75% 2/1/26	940,000	889,475
Shelf Drilling Holding Ltd. 8.25% 2/15/25 (a)	250,000	251,875
		1,141,350
Oil, Gas & Consumable Fuels - 0.1%
Consolidated Energy Finance SA 6.875% 6/15/25 (a)	2,000,000	2,100,000
TOTAL ENERGY		3,241,350
FINANCIALS - 2.6%
Banks - 1.4%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 2.3984% 8/1/28 (b)(e)	4,500,000	4,241,250
Corestates Capital II 3 month U.S. LIBOR + 0.650% 2.3702% 1/15/27 (a)(b)(e)	6,110,000	5,789,225
Corestates Capital III 3 month U.S. LIBOR + 0.570% 2.4088% 2/15/27 (a)(b)(e)	13,304,000	12,605,540
Fleet Capital Trust V 3 month U.S. LIBOR + 1.000% 2.6004% 12/18/28 (b)(e)	5,500,000	5,225,000
Nationsbank Capital Trust III 3 month U.S. LIBOR + 0.550% 2.2702% 1/15/27 (b)(e)	6,289,000	5,998,134
NTC Capital II LIBOR (US)(3 MO) RATE + 0.590% 2.3102% 4/15/27 (b)(e)	9,080,000	8,583,524
PNC Capital Trust C 3 month U.S. LIBOR + 0.570% 2.0506% 6/1/28 (b)(e)	4,620,000	4,377,450
SunTrust Capital III 3 month U.S. LIBOR + 0.650% 2.2385% 3/15/28 (b)(e)	3,640,000	3,385,200
Wachovia Capital Trust II 3 month U.S. LIBOR + 0.500% 2.2215% 1/15/27 (b)(e)	18,378,000	17,413,155
		67,618,478
Capital Markets - 0.6%
Charles Schwab Corp. 7% (b)(f)	1,000,000	1,115,000
Chase Capital II 3 month U.S. LIBOR + 0.500% 2.2734% 2/1/27 (b)(e)	4,650,000	4,417,500
Chase Capital III 3 month U.S. LIBOR + 0.550% 2.0306% 3/1/27 (b)(e)	4,500,000	4,275,000
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 2.8388% 5/15/47 (b)(e)	14,500,000	12,840,475
State Street Capital Trust I 3 month U.S. LIBOR + 0.560% 2.3988% 5/15/28 (b)(e)	4,574,000	4,322,430
State Street Capital Trust IV 3 month U.S. LIBOR + 1.000% 2.5885% 6/1/77 (b)(e)	5,598,000	5,115,173
		32,085,578
Diversified Financial Services - 0.5%
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,560,000	1,536,600
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (a)(b)(e)	16,050,000	15,849,375
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(b)(e)	4,000,000	3,930,000
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	300,000	299,250
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,000,000	1,122,800
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (a)(b)	2,000,000	2,135,000
		24,873,025
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	4,207,000	4,580,371
TOTAL FINANCIALS		129,157,452
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	1,500,000	1,488,750
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20	3,330,000	3,354,975
MATERIALS - 0.1%
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (a)	4,450,000	4,472,250
Metals & Mining - 0.0%
ArcelorMittal SA:
7.25% 10/15/39 (b)	1,273,000	1,571,773
7.25% 3/1/41 (b)	227,000	275,828
		1,847,601
TOTAL MATERIALS		6,319,851
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
SFR Group SA 6% 5/15/22 (a)	4,300,000	4,176,375
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 3.7622% 10/1/66 (b)(e)	4,950,000	4,832,438
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(e)	3,000,000	2,925,000
TOTAL UTILITIES		7,757,438

TOTAL NONCONVERTIBLE BONDS		184,688,641

TOTAL CORPORATE BONDS
(Cost $529,747,628)		575,079,907
	Shares	Value

Common Stocks - 70.5%
CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 2.0%
Bluegreen Vacations Corp.	535,400	10,354,636
Carnival Corp.	107,700	7,206,207
Cedar Fair LP (depositary unit)	145,000	9,687,450
Dunkin' Brands Group, Inc.	73,200	4,383,948
McDonald's Corp.	291,400	45,965,436
Wyndham Worldwide Corp.	174,000	20,145,720
		97,743,397
Media - 0.2%
Comcast Corp. Class A	254,900	9,229,929
Interpublic Group of Companies, Inc.	127,900	2,992,860
		12,222,789
Multiline Retail - 0.1%
Macy's, Inc.	124,200	3,652,722
Specialty Retail - 0.3%
Home Depot, Inc.	84,300	15,365,361

TOTAL CONSUMER DISCRETIONARY		128,984,269

CONSUMER STAPLES - 12.3%
Beverages - 2.5%
Dr. Pepper Snapple Group, Inc.	236,500	27,493,125
Molson Coors Brewing Co. Class B	176,800	13,481,000
PepsiCo, Inc.	743,200	81,551,336
		122,525,461
Food & Staples Retailing - 2.9%
CVS Health Corp.	551,100	37,326,003
Sysco Corp.	404,500	24,128,425
Walmart, Inc.	907,500	81,684,075
		143,138,503
Food Products - 0.7%
Campbell Soup Co.	90,200	3,883,110
Kellogg Co.	77,800	5,150,360
McCormick & Co., Inc. (non-vtg.)	26,100	2,786,958
Post Holdings, Inc. (g)	37,297	2,826,367
The J.M. Smucker Co.	79,300	10,015,590
The Kraft Heinz Co.	173,000	11,599,650
		36,262,035
Household Products - 2.1%
Procter & Gamble Co.	1,304,458	102,426,042
Personal Products - 0.8%
Unilever NV (NY Reg.)	735,100	38,445,730
Tobacco - 3.3%
Altria Group, Inc.	911,300	57,366,335
British American Tobacco PLC sponsored ADR	851,609	50,296,028
Imperial Tobacco Group PLC	331,731	11,910,251
Philip Morris International, Inc.	404,300	41,865,265
		161,437,879

TOTAL CONSUMER STAPLES		604,235,650

ENERGY - 6.5%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	31,300	625,374
Oil, Gas & Consumable Fuels - 6.5%
Black Stone Minerals LP	137,100	2,349,894
Boardwalk Pipeline Partners, LP	765,100	8,622,677
Cheniere Energy, Inc. (g)	86,500	4,542,980
Chevron Corp.	235,900	26,401,928
Cnx Midstream Partners LP	39,500	687,695
ConocoPhillips Co.	515,800	28,013,098
CVR Refining, LP	45,146	577,869
Delek U.S. Holdings, Inc.	19,355	660,393
Dominion Midstream Partners LP	89,162	2,246,882
Enterprise Products Partners LP	716,400	18,210,888
EQT Midstream Partners LP	252,500	5,951,425
Exxon Mobil Corp.	453,700	34,363,238
Golar LNG Partners LP	117,800	2,178,122
Kinder Morgan, Inc.	564,800	9,149,760
Magellan Midstream Partners LP	134,300	8,388,378
MPLX LP	308,900	10,666,317
NGL Energy Partners LP	146,400	1,793,400
Noble Midstream Partners LP	69,100	3,330,620
Phillips 66 Co.	294,500	26,613,965
Phillips 66 Partners LP	88,700	4,358,718
Plains All American Pipeline LP	191,500	4,040,650
Rice Midstream Partners LP	98,100	1,864,881
Scorpio Tankers, Inc.	1,632,500	3,754,750
Suncor Energy, Inc.	381,600	12,561,397
Sunoco Logistics Partners LP	993,200	18,086,172
Sunoco Logistics Partners, LP	95,800	2,770,536
Tallgrass Energy GP LP	80,700	1,626,105
TC Pipelines LP	76,700	3,768,271
The Williams Companies, Inc.	1,070,200	29,708,752
Valero Energy Corp.	230,500	20,841,810
Valero Energy Partners LP	97,200	3,745,116
Viper Energy Partners LP	149,900	3,390,738
Western Gas Equity Partners LP	36,200	1,317,680
Western Gas Partners LP	184,600	8,593,130
Williams Partners LP	103,200	3,739,968
		318,918,203

TOTAL ENERGY		319,543,577

FINANCIALS - 4.8%
Banks - 1.4%
Bank of America Corp.	260,100	8,349,210
JPMorgan Chase & Co.	139,600	16,123,800
Lakeland Financial Corp.	57,900	2,623,449
Regions Financial Corp.	454,600	8,823,786
SunTrust Banks, Inc.	121,400	8,478,576
U.S. Bancorp	133,600	7,262,496
Wells Fargo & Co.	299,800	17,511,318
		69,172,635
Capital Markets - 1.5%
BlackRock, Inc. Class A	94,600	51,976,078
The Blackstone Group LP	556,800	18,931,200
TPG Specialty Lending, Inc. (h)	153,627	2,771,431
		73,678,709
Diversified Financial Services - 0.0%
Kimbell Royalty Partners LP	36,130	686,470
Insurance - 1.9%
Chubb Ltd.	149,500	21,217,040
First American Financial Corp.	365,900	21,233,177
FNF Group	178,900	7,143,477
Principal Financial Group, Inc.	269,900	16,822,867
The Travelers Companies, Inc.	179,700	24,978,300
		91,394,861

TOTAL FINANCIALS		234,932,675

HEALTH CARE - 7.7%
Biotechnology - 2.2%
Amgen, Inc.	573,450	105,382,907
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	62,500	13,876,250
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.	64,900	14,677,784
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	764,100	50,583,420
GlaxoSmithKline PLC	515,500	9,244,843
Johnson & Johnson	1,058,944	137,535,647
Merck & Co., Inc.	193,590	10,496,450
Pfizer, Inc.	669,200	24,298,652
Sanofi SA sponsored ADR	236,900	9,298,325
		241,457,337

TOTAL HEALTH CARE		375,394,278

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.8%
General Dynamics Corp.	34,500	7,674,525
United Technologies Corp.	230,500	31,057,570
		38,732,095
Air Freight & Logistics - 0.1%
Deutsche Post AG	150,987	6,888,216
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	126,900	6,862,752
Electrical Equipment - 0.5%
Eaton Corp. PLC	304,600	24,581,220
Industrial Conglomerates - 0.2%
3M Co.	30,000	7,065,300
Machinery - 0.1%
Pentair PLC	67,200	4,615,968
Road & Rail - 0.7%
Norfolk Southern Corp.	230,400	32,044,032

TOTAL INDUSTRIALS		120,789,583

INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 3.1%
Cisco Systems, Inc.	3,379,900	151,351,922
InterDigital, Inc.	27,729	1,990,942
		153,342,864
Internet Software & Services - 0.2%
Twitter, Inc. (g)	237,969	7,581,692
IT Services - 0.7%
Amdocs Ltd.	109,500	7,204,005
Paychex, Inc.	397,700	25,902,201
		33,106,206
Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	1,494,400	73,658,976
Maxim Integrated Products, Inc.	244,200	14,881,548
Qualcomm, Inc.	1,179,200	76,648,000
		165,188,524
Software - 4.2%
Micro Focus International PLC	400,000	11,285,932
Microsoft Corp.	2,072,400	194,328,937
		205,614,869
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	171,000	30,458,520

TOTAL INFORMATION TECHNOLOGY		595,292,675

MATERIALS - 3.3%
Chemicals - 2.9%
DowDuPont, Inc.	1,415,317	99,496,785
LyondellBasell Industries NV Class A	410,900	44,467,598
		143,964,383
Containers & Packaging - 0.4%
WestRock Co.	274,500	18,051,120

TOTAL MATERIALS		162,015,503

REAL ESTATE - 14.6%
Equity Real Estate Investment Trusts (REITs) - 14.5%
Acadia Realty Trust (SBI)	304,000	7,320,320
Agree Realty Corp.	119,000	5,604,900
American Assets Trust, Inc.	69,444	2,202,764
American Homes 4 Rent Class A	603,400	11,579,246
American Tower Corp.	160,234	22,325,403
Americold Realty Trust (g)	237,300	4,271,400
AvalonBay Communities, Inc.	213,340	33,285,307
Boston Properties, Inc.	265,396	31,547,623
CareTrust (REIT), Inc.	412,600	5,466,950
Cedar Realty Trust, Inc.	683,519	2,713,570
Colony NorthStar, Inc.	498,304	3,876,805
CoreSite Realty Corp.	64,500	6,053,325
Corporate Office Properties Trust (SBI)	319,100	7,964,736
Corrections Corp. of America	311,700	6,480,243
DCT Industrial Trust, Inc.	434,675	24,059,261
DDR Corp.	753,000	5,873,400
DiamondRock Hospitality Co.	866,600	8,908,648
Digital Realty Trust, Inc.	28,200	2,838,048
Douglas Emmett, Inc.	389,866	13,937,710
Duke Realty Corp.	742,000	18,379,340
Education Realty Trust, Inc.	312,700	9,737,478
Equinix, Inc.	117,200	45,954,120
Equity Lifestyle Properties, Inc.	195,137	16,510,542
Equity Residential (SBI)	137,615	7,738,091
Essex Property Trust, Inc.	110,492	24,731,424
Extra Space Storage, Inc.	256,600	21,823,830
Four Corners Property Trust, Inc.	228,700	5,022,252
Gaming & Leisure Properties	154,900	5,151,974
General Growth Properties, Inc.	422,100	8,935,857
Gramercy Property Trust	218,500	4,730,525
Healthcare Realty Trust, Inc.	567,200	15,059,160
Highwoods Properties, Inc. (SBI)	331,200	14,244,912
Host Hotels & Resorts, Inc.	859,297	15,948,552
Hudson Pacific Properties, Inc.	466,800	14,736,876
Mid-America Apartment Communities, Inc.	190,989	16,390,676
National Retail Properties, Inc.	375,900	13,998,516
Outfront Media, Inc.	338,200	6,936,482
Prologis, Inc.	293,710	17,822,323
Public Storage	134,699	26,190,874
Rexford Industrial Realty, Inc.	221,047	5,968,269
Sabra Health Care REIT, Inc.	410,774	6,933,865
Safety Income and Growth, Inc.	36,000	627,120
Simon Property Group, Inc.	236,015	36,230,663
SL Green Realty Corp.	194,700	18,870,324
Spirit Realty Capital, Inc.	1,130,400	8,817,120
Sunstone Hotel Investors, Inc.	928,000	13,391,040
Taubman Centers, Inc.	88,700	5,185,402
Terreno Realty Corp.	146,353	4,875,018
The Macerich Co.	169,100	9,966,754
Urban Edge Properties	836,857	18,059,374
Ventas, Inc.	559,539	27,036,924
VEREIT, Inc.	1,482,400	10,154,440
Washington REIT (SBI)	489,300	12,369,504
Welltower, Inc.	253,696	13,319,040
		708,158,320
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (g)	27,400	3,512,406
VICI Properties, Inc. (g)	92,600	1,810,330
		5,322,736

TOTAL REAL ESTATE		713,481,056

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,498,400	71,533,616
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (g)	34,549	2,094,015

TOTAL TELECOMMUNICATION SERVICES		73,627,631

UTILITIES - 2.5%
Electric Utilities - 2.4%
Duke Energy Corp.	149,200	11,240,728
Exelon Corp.	828,800	30,698,752
PPL Corp.	903,200	25,876,680
Southern Co.	318,500	13,714,610
Xcel Energy, Inc.	772,100	33,416,488
		114,947,258
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (g)	451,234	5,518,592
NextEra Energy Partners LP	18,200	714,168
		6,232,760

TOTAL UTILITIES		121,180,018

TOTAL COMMON STOCKS
(Cost $2,924,547,244)		3,449,476,915

Preferred Stocks - 5.5%
Convertible Preferred Stocks - 2.7%
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd. 4.875%	112,700	12,307,313
Post Holdings, Inc. Series C, 2.50%	25,300	3,641,755
		15,949,068
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (a)	3,500	1,987,580
Hess Corp. Series A, 8.00%	92,100	5,048,922
Kinder Morgan, Inc. Series A, 9.75%	125,700	4,179,525
		11,216,027
FINANCIALS - 0.5%
Banks - 0.5%
Bank of America Corp. Series L, 7.25%	8,513	10,892,384
Wells Fargo & Co. 7.50%	10,691	13,620,334
		24,512,718
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	173,900	10,200,313
Health Care Providers & Services - 0.3%
Anthem, Inc. 5.25%	286,100	16,527,797
Pharmaceuticals - 0.3%
Allergan PLC 5.50%	22,215	12,123,681
TOTAL HEALTH CARE		38,851,791
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	53,000	2,555,830
Machinery - 0.1%
Rexnord Corp. Series A, 5.75%	36,600	2,294,791
Stanley Black & Decker, Inc. 5.375%	23,200	2,721,928
		5,016,719
TOTAL INDUSTRIALS		7,572,549
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp. Series A, 6.875%	3,800	4,203,611
UTILITIES - 0.6%
Electric Utilities - 0.1%
NextEra Energy, Inc. 6.123%	110,000	6,071,714
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	37,300	3,049,275
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	128,275	8,650,866
Dominion Resources, Inc. Series A, 6.75%	55,000	2,680,975
Sempra Energy Series A, 6.00% (g)	105,600	10,673,161
		22,005,002
TOTAL UTILITIES		31,125,991

TOTAL CONVERTIBLE PREFERRED STOCKS		133,431,755

Nonconvertible Preferred Stocks - 2.8%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
NuStar Logistics LP 7.625%	5,618	142,810
Oil, Gas & Consumable Fuels - 0.1%
NuStar Energy LP:
Series A, 8.50%	12,400	300,700
Series B	83,415	1,886,847
Teekay Offshore Partners LP Series E, 8.875% (g)	30,000	735,000
		2,922,547
TOTAL ENERGY		3,065,357
FINANCIALS - 1.8%
Banks - 1.8%
BB&T Corp.:
5.625%	180,125	4,622,350
5.85%	332,339	8,467,998
Series E, 5.625%	61,707	1,558,102
Series F, 5.20%	208,892	5,130,388
Series G, 5.20%	142,185	3,513,391
Citigroup, Inc. Series K, 6.875%	8,900	248,488
First Republic Bank Series E, 7.00%	720	18,900
First Tennessee Bank NA adj. rate (a)	12,500	9,843,750
JPMorgan Chase & Co.:
Series AA 6.10%	21,700	570,059
Series Y, 6.125%	88,040	2,303,126
PNC Financial Services Group, Inc.:
Series P, 6.125%	78,086	2,166,106
Series Q, 5.375%	400	9,980
Regions Financial Corp. Series B, 6.375%	3,457	94,826
SunTrust Banks, Inc. Series E, 5.875%	399,422	9,981,556
U.S. Bancorp:
Series A, 3.50%	15,865	14,326,095
Series B, 3.50%	71,456	1,580,607
Series F, 6.50%	33,241	927,756
Series H, 5.15%	2,000	49,980
Wells Fargo & Co.:
5.85%	21,000	556,290
8.00%	204,162	5,261,255
Series P, 5.25%	175,000	4,277,000
Series X, 5.50%	420,742	10,463,854
		85,971,857
Capital Markets - 0.0%
Bank of New York Mellon Corp. 5.20%	9,500	236,740
GMAC Capital Trust I Series 2, 8.125%	9,693	250,201
Goldman Sachs Group, Inc. Series J, 5.50%	4,200	111,174
State Street Corp.:
6.00%	3,100	80,910
Series C, 5.25%	670	16,576
Series D, 5.90%	2,500	67,375
Series G, 5.35%	4,800	126,912
		889,888
Insurance - 0.0%
Allstate Corp. Series A, 5.625%	9,500	243,295
TOTAL FINANCIALS		87,105,040
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 5.25%	7,175	178,299
Digital Realty Trust, Inc. Series G, 5.875%	548	13,723
Public Storage:
Series C, 5.125%	40,657	989,998
Series E, 4.90%	378,535	8,895,573
Series V, 5.375%	218,249	5,445,313
Series W, 5.20%	147,839	3,576,225
Sabra Health Care REIT, Inc. Series A, 7.125%	301,893	7,577,816
Taubman Centers, Inc.:
Series J, 6.50%	4,181	103,480
Series K, 6.25%	20,376	490,043
		27,270,470
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	123,462	3,061,858
TOTAL REAL ESTATE		30,332,328
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%	172,200	4,313,610
Verizon Communications, Inc. 5.90%	11,671	301,695
		4,615,305
UTILITIES - 0.2%
Electric Utilities - 0.2%
Interstate Power and Light Co. Series D, 5.10%	1,000	24,577
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	181,307	4,378,564
Southern Co.:
5.25%	16,700	409,484
5.25%	113,000	2,703,039
6.25%	165,053	4,319,437
		11,835,101
Multi-Utilities - 0.0%
Dominion Resources, Inc. Series A, 5.25%	6,700	161,269
DTE Energy Co.:
5.25%	4,473	108,515
Series B, 5.375%	6,500	158,470
Series E, 5.25%	6,000	143,340
		571,594
TOTAL UTILITIES		12,406,695

TOTAL NONCONVERTIBLE PREFERRED STOCKS		137,524,725

TOTAL PREFERRED STOCKS
(Cost $253,016,968)		270,956,480
	Principal Amount	Value

Bank Loan Obligations - 0.8%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 4/26/24 (b)(e)	1,500,000	1,508,205
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 5/14/22 (b)(e)	2,080,000	2,090,400
		3,598,605
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.648% 3/11/25 (b)(e)	670,000	673,980
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 2/1/24 (b)(e)	9,641,087	9,613,996
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 4.8247% 2/1/25 (b)(e)	35,000	35,175
		10,323,151
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.648% 9/25/24 (b)(e)	4,000,000	3,985,000
Media - 0.1%
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 4/30/25 (b)(e)	1,390,000	1,392,613
Cineworld Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 2/5/25 (b)(e)	2,700,000	2,695,950
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/25/26 (b)(e)	270,000	270,224
		4,358,787

TOTAL CONSUMER DISCRETIONARY		22,265,543

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1004% 10/30/22 (b)(e)	2,000,000	1,990,000
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.34% 12/31/22 (b)(e)	3,500,000	3,539,375
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9142% 2/21/25 (b)(e)	180,000	179,775
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
CVS Holdings I LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.79% 2/6/25 (b)(e)	70,000	69,738
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.49% 12/1/24 (b)(e)	4,000,000	3,980,000
		4,049,738
Pharmaceuticals - 0.0%
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.023% 11/25/22 (b)(e)	1,348,770	1,345,398

TOTAL HEALTH CARE		5,395,136

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2% 2/28/21 (b)(e)	1,000,000	987,500
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6312% 2/16/25 (b)(e)	320,000	320,602
Construction & Engineering - 0.0%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/16/25 (e)(i)	110,000	110,091

TOTAL INDUSTRIALS		1,418,193

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 1/19/24 (b)(e)	35,000	35,147
Electronic Equipment & Components - 0.0%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 2/23/25 (b)(e)	85,000	85,425
Internet Software & Services - 0.1%
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0434% 2/7/25 (b)(e)	150,000	149,625
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.148% 9/29/24 (b)(e)	1,747,625	1,755,734
		1,905,359
Software - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(e)	498,747	498,383

TOTAL INFORMATION TECHNOLOGY		2,524,314

MATERIALS - 0.0%
Chemicals - 0.0%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/13/25 (e)(i)	75,000	75,500
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 1/31/26 (b)(e)	1,315,000	1,312,449
TOTAL BANK LOAN OBLIGATIONS
(Cost $38,689,151)		38,700,285

Preferred Securities - 6.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(f)	1,000,000	1,030,491
Summit Midstream Partners LP 9.5% (b)(f)	1,000,000	1,052,335
Sunoco Logistics Partners LP 6.25% (b)(f)	1,500,000	1,458,063
		3,540,889
FINANCIALS - 5.3%
Banks - 5.0%
Bank of America Corp.:
6.1% (b)(f)	2,895,000	3,149,192
6.5% (b)(f)	4,000,000	4,477,943
Barclays PLC 8.25% (b)(f)	9,000,000	9,494,250
Citigroup, Inc.:
5.9% (b)(f)	5,000,000	5,173,909
5.95% (b)(f)	7,000,000	7,266,708
6.25% (b)(f)	6,500,000	7,003,211
Huntington Bancshares, Inc. 3 month U.S. LIBOR + 0.000% 5.7% (b)(e)(f)	200,000	201,500
JPMorgan Chase & Co.:
4.625% 12/31/99 (b)	500,000	491,891
5% (b)(f)	20,000,000	20,262,983
5.15% (b)(f)	11,750,000	12,029,319
5.3% (b)(f)	20,035,000	20,988,046
6% (b)(f)	4,500,000	4,725,634
6.1% (b)(f)	10,000,000	10,868,049
6.125% (b)(f)	525,000	565,703
6.75% (b)(f)	14,105,000	15,659,667
7.9% (b)(f)	34,855,000	36,136,909
Mellon Capital IV 3 month U.S. LIBOR + 0.565% 4% (b)(e)(f)	6,417,000	5,803,463
PNC Financial Services Group, Inc. 6.75% (b)(f)	1,650,000	1,791,968
Royal Bank of Scotland Group PLC 8.625% (b)(f)	4,395,000	4,920,706
SunTrust Banks, Inc. 5.125% (b)(f)	4,500,000	4,379,466
SunTrust Preferred Capital I 3 month U.S. LIBOR + 0.645% 4% (b)(e)(f)	5,366,000	4,874,713
U.S. Bancorp 5.125% 12/31/99 (b)	1,550,000	1,616,295
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 2.8672% (a)(b)(e)(f)	7,000,000	6,286,588
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(e)(f)	5,091,000	5,150,862
Wells Fargo & Co.:
5.875% (b)(f)	16,000,000	17,206,344
5.9% (b)(f)	12,000,000	12,672,824
7.98% (b)(f)	18,365,000	19,362,473
		242,560,616
Capital Markets - 0.2%
Bank of New York Mellon Corp.:
4.625% 12/31/99 (b)	750,000	759,422
4.95% (b)(f)	2,000,000	2,066,810
E*TRADE Financial Corp. 5.3% (b)(f)	1,500,000	1,499,756
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (b)(e)(f)	4,694,000	4,154,190
Northern Trust Corp. 4.6% (b)(f)	1,785,000	1,819,213
State Street Corp. 5.25% (b)(f)	1,500,000	1,592,647
		11,892,038
Insurance - 0.1%
MetLife, Inc. 5.25% (b)(f)	5,000,000	5,183,808

TOTAL FINANCIALS		259,636,462

INDUSTRIALS - 1.0%
Industrial Conglomerates - 1.0%
General Electric Co. 5% (b)(f)	48,351,000	48,319,067
TOTAL PREFERRED SECURITIES
(Cost $301,669,107)		311,496,418
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 1.41% (j)	267,742,296	267,795,844
Fidelity Securities Lending Cash Central Fund 1.42% (j)(k)	58,119	58,125
TOTAL MONEY MARKET FUNDS
(Cost $267,849,851)		267,853,969
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,315,519,949)		4,913,563,974
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(21,840,977)
NET ASSETS - 100%		$4,891,722,997

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,792,862 or 4.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,083,573
Fidelity Securities Lending Cash Central Fund	4,233
Total	$1,087,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$128,984,269	$128,984,269	$--	$--
Consumer Staples	620,184,718	592,325,399	27,859,319	--
Energy	333,824,961	322,608,934	11,216,027	--
Financials	346,550,433	312,193,965	34,356,468	--
Health Care	414,246,069	366,149,435	48,096,634	--
Industrials	128,362,132	113,901,367	14,460,765	--
Information Technology	595,292,675	584,006,743	11,285,932	--
Materials	162,015,503	162,015,503	--	--
Real Estate	748,016,995	743,813,384	4,203,611	--
Telecommunication Services	78,242,936	78,242,936	--	--
Utilities	164,712,704	133,586,713	31,125,991	--
Corporate Bonds	575,079,907	--	575,079,907	--
Bank Loan Obligations	38,700,285	--	38,700,285	--
Preferred Securities	311,496,418	--	311,496,418	--
Money Market Funds	267,853,969	267,853,969	--	--
Total Investments in Securities:	$4,913,563,974	$3,805,682,617	$1,107,881,357	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018